Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
2021 GHL Plan [Member]
Statements [Line Items]
Weighted-average remaining contractual life	7 years 2 months 19 days	7 years 9 months 21 days
Share options [member] | GHI 2018 Plan and GHI 2015 Plan [Member]
Statements [Line Items]
Beginning balance - Number of Share Options | shares		114,243,000	115,212,000
Granted - Number of Share Options | shares		2,848,000	11,736,000
Exercised - Number of Share Options | shares		(62,220,000)	(7,308,000)
Cancelled and forfeited - Number of Share Options | shares		(1,564,000)	(5,397,000)
Effect of replacement of GHI 2018 and 2015 Equity Incentive Plans with 2021 GHL Plan as a part of Reverse Recapitalisation - Number of Share Option | shares		53,307,000
Ending balance - Number of Share Options | shares			114,243,000	115,212,000
Beginning balance - Weighted average exercise price per share | $ / shares		$ 1.17	$ 1.06
Granted - Weighted average exercise price per share | $ / shares		1.29	1.85
Exercised - Weighted average exercise price per share | $ / shares		0.81	0.59
Cancelled and forfeited - Weighted average exercise price per share | $ / shares		1.04	0.99
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization | $ / shares		$ 1.97
Ending balance - Weighted average exercise price per share | $ / shares			$ 1.17	$ 1.06
Exercisable - Number of Share Options | shares			57,634,000
Exercisable - Weighted average exercise price per share | $ / shares			$ 0.80
Weighted-average remaining contractual life			7 years 6 months 14 days	8 years 2 months 15 days
Share options [member] | 2021 GHL Plan [Member]
Statements [Line Items]
Beginning balance - Number of Share Options | shares	53,096,000	53,307,000
Number of share options Issued for acquisition of non-controlling interests | shares	17,910,000
Exercised - Number of Share Options | shares	(12,846,000)	(188,000)
Cancelled and forfeited - Number of Share Options | shares	(3,223,000)	(23,000)
Ending balance - Number of Share Options | shares	54,937,000	53,096,000	53,307,000
Beginning balance - Weighted average exercise price per share | $ / shares	$ 1.98	$ 1.97
Weighted average exercise price of share options Issued for acquisition of non-controlling interests | $ / shares	2.26
Exercised - Weighted average exercise price per share | $ / shares	1.31	0.81
Cancelled and forfeited - Weighted average exercise price per share | $ / shares	2.15	1.73
Ending balance - Weighted average exercise price per share | $ / shares	$ 2.22	$ 1.98	$ 1.97
Exercisable - Number of Share Options | shares	32,021,000	18,010,000
Exercisable - Weighted average exercise price per share | $ / shares	$ 2.10	$ 1.76
Weighted-average remaining contractual life			7 years 4 months 28 days